Revenues and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 30,058	€ 0	€ 10
Research tax credit	3,939	4,091	2,490
Subsidies	229	135	126
Other	1,981	550	21
Other income	6,150	4,776	2,637
Total revenues and other income	36,207	4,776	2,647
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 29,750	0	5
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		€ 0	€ 5